Other (expenses) income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other income
Sale of scrap of biological assets, raw materials, by-products and other	$ 866,027	$ 1,203,836	$ 1,041,677
Bargain purchase gain of domestic business acquisition (note 4)	90,889	0	0
Total other income	956,916	1,203,836	1,041,677
Other expenses
Cost of disposal of biological assets, raw materials, by-products and other	(825,415)	(944,848)	(737,077)
Other	(494,028)	(263,722)	(201,940)
Total other expenses	(1,319,443)	(1,208,570)	(939,017)
Total other (expenses) income, net	$ (362,527)	$ (4,734)	$ 102,660